S000008595 [Member] Expense Example - William Blair International Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	1,889
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,592
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	$ 1,473